FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 5, 2024

Filed Via EDGAR (CIK #0001551895)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE: Franklin ETF Trust ("Registrant")

File Nos. 333-186504 and 811-22801

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 26, 2024 .

Sincerely yours,

FRANKLIN ETF TRUST

/s/ HARRIS GOLDBLAT

Harris Goldblat

Vice President and Secretary

HG:sg